INVESTMENTS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Apr. 09, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2010	Jun. 27, 2014	Nov. 30, 2014	Dec. 10, 2014
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments		$ 27,166	$ 758	$ 827
Unrealized gain on available-for-sale security		10,508	78	743
Other-than-temporary impairment on available-for-sale security		8,417		14
Available for sale securities		48,527
Stock cancellation, cash right per share	$ 0.5125
Number of shares in ADS	4
Realized gain on investment			821
SYSWIN Inc [Member]
Investment And Other Income [Line Items]
Consideration for acquisition					5,000
Other-than-temporary impairment on available-for-sale security				14
Color Life [Member] | Equity security [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security		10,508
Available for sale securities		13,583
Color Life [Member] | Equity security [Member] | Available-for-sale security [Member]
Investment And Other Income [Line Items]
Shares acquired during the period						27,551,733
Consideration for acquisition						13,583
Percentage of ownership interest						2.76%
Hopefluent [Member] | Equity security [Member]
Investment And Other Income [Line Items]
Available for sale securities		34,944
Hopefluent [Member] | Equity security [Member] | Available-for-sale security [Member]
Investment And Other Income [Line Items]
Shares acquired during the period							111,935,037
Consideration for acquisition							43,361
Percentage of ownership interest							17.26%
Other-than-temporary impairment on available-for-sale security		8,417
Tospur [Member]
Investment And Other Income [Line Items]
Impairment on cost method investment		0
Tospur [Member] | Cost Method investment [Member]
Investment And Other Income [Line Items]
Consideration for acquisition of cost method investment								$ 62,257
Percentage of ownership interest								16.00%
American Depositary Shares [Member]
Investment And Other Income [Line Items]
Stock cancellation, cash right per share	$ 2.05
ADS cancellation fees and applicable withholding taxes	$ 0.05
American Depositary Shares [Member] | SYSWIN Inc [Member]
Investment And Other Income [Line Items]
Shares acquired during the period					714,285